Basis of Presentation (Details) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2022	Sep. 30, 2022 USD ($)	Jan. 31, 2022 USD ($) item	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($)
Basis of Presentation
Number of league clubs owned and operated | item						3		3
Number of other league baseball clubs | item						29		29
Number of league clubs sold | item			3
Purchase consideration, including license fee			$ 49,400
Selling, general and administrative, including stock-based compensation				$ 33,443	$ 32,995	$ 59,993	$ 55,019	$ 105,512	$ 97,104
Liberty Media Corporation
Basis of Presentation
Number of shares owned | shares						1,811,066
Period from split off in which exchange of Shares is Intended						1 year
Affiliated Entity | Liberty Media Corporation
Basis of Presentation
Selling, general and administrative, including stock-based compensation				$ 2,600	$ 1,400	$ 4,500	$ 2,500	$ 9,000	$ 5,200
Liberty Formula One Group | Liberty Braves Group
Basis of Presentation
Shares owned | shares				6,792,903		6,792,903		6,792,903
Percentage of intergroup interest				11.00%		11.00%		11.00%
Liberty Sirius XM Group | Liberty Braves Group
Basis of Presentation
Cash payments		$ 13,800
Shares owned | shares				1,811,066		1,811,066		1,811,066
Percentage of intergroup interest				2.90%		2.90%		2.90%
Liberty Braves Group
Basis of Presentation
Split-off ratio	1					1